Premises And Equipment And Operating Leases (Tables)	12 Months Ended
Dec. 31, 2020
Premises And Equipment And Operating Leases [Abstract]
Year-End Premises And Equipment

	December 31, 2020	December 31, 2019
Land and land improvements	$1,293	$1,293
Buildings	4,140	4,294
Furniture, fixtures and equipment	2,971	2,729
	8,404	8,316
Less: accumulated depreciation	(4,674)	(4,325)
	$3,730	$3,991

Future Minimum Operating Lease Payments

2021	$548
2022	536
2023	377
2024	250
Thereafter	-
Total future minimum rental commitments	1,711
Less - amounts representing interest	(179)
Total operating lease liabilities	$1,532